Provisions (Current and Non-Current) - Schedule of Current and Non-current Provisions (Details) (20-F) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of other provisions [line items]
Current provisions	$ 487,682	$ 505,583
Non-current provisions	809	3,390
Total provisions	488,491	508,973
Annual Leave Provision [Member]
Disclosure of other provisions [line items]
Current provisions	152,352	145,449
Long Service Leave Provision [Member]
Disclosure of other provisions [line items]
Current provisions	243,740	268,544
Non-current provisions	809	3,390
Make Good Provision [Member]
Disclosure of other provisions [line items]
Current provisions	91,590	91,590
Non-current provisions